Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 14,813	$ 10,689
Short-term investments	12,800	11,407
Restricted cash	171	162
Account receivables	108	23
Other receivables and prepaid expenses	206	780
Total current assets	28,098	23,061
Non-current assets
Other long-term assets	202	186
Property and equipment, net	625	486
Total non-current assets	827	672
Total assets	28,925	23,733
Current liabilities
Account payables	343	280
Other payables and accrued expenses	2,655	2,556
Deferred revenue	265	5
Warrants for redeemable convertible preferred shares	7,731
Total current liabilities	10,994	2,841
Commitments and (Note 8)
Redeemable convertible preferred shares, no par value; 71,449,868 shares authorized as at December 31, 2019 and 2020, 58,197,494 and 62,914,408 shares issued and outstanding as at December 31, 2019 and 2020, respectively; no shares issued and outstanding as of December 31, 2020, pro forma (unaudited)	77,702	62,195
Shareholders' (deficit) equity:
Ordinary shares, no par value; 123,862,910 shares authorized as at December 31, 2019 and 2020, 29,949,406 and 31,482,911 shares issued and outstanding as at December 31, 2019 and 2020, respectively 95,576,550 shares issued and outstanding as of December 31, 2020, pro forma (unaudited)	0	0
Additional paid-in capital	10,357	8,784
Accumulated deficit	(70,128)	(50,087)
Total shareholders' (deficit) equity	(59,771)	(41,303)
Total liabilities redeemable convertible preferred shares and shareholders' (deficit) equity	28,925	$ 23,733
Pro Forma Shareholders' Equity [Member]
Shareholders' (deficit) equity:
Ordinary shares, no par value; 123,862,910 shares authorized as at December 31, 2019 and 2020, 29,949,406 and 31,482,911 shares issued and outstanding as at December 31, 2019 and 2020, respectively 95,576,550 shares issued and outstanding as of December 31, 2020, pro forma (unaudited)	0
Additional paid-in capital	95,790
Accumulated deficit	(70,128)
Total shareholders' (deficit) equity	$ 25,662